Shareholder Report	12 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Strategic Advisers Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Municipal Bond Fund
Class Name	Strategic Advisers® Municipal Bond Fund
Trading Symbol	FSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. municipal bonds produced a modest gain for the 12 months ending May 31, 2025, helped in the period's first half by the Federal Reserve's pivot to cutting its policy interest rate, but buffeted since late 2024 by heavy tax-exempt supply, as well as by fund outflows amid broader market volatility.
•Against this backdrop, there were a number of holdings that modestly detracted from performance versus the benchmark, including the U.S. Long-Term Municipal mandate from sub-adviser T. Rowe Price and sub-adviser Western Asset Management, each of which gained about 1.6%. These managers' allocations to long-maturity bonds weighed on their performance.
•The High Yield mandate from sub-adviser MacKay Shields (+1%) also modestly hurt due to security selection among lower-rated issuers.
•On the plus side, sub-adviser MFS and the High Yield mandate from T. Rowe Price each rose about 3%, bolstering the portfolio's relative return. Both managers benefited holdings in lower-rated, higher-yielding securities, as well as favorable interest rate positioning.
•Fidelity® Money Market Government Portfolio advanced about 4.5% and slightly contributed to the Fund's relative performance.
•From a positioning standpoint, most of the Fund's underlying managers added higher-quality securities to their portfolios, seeking to capitalize on relatively high yields, coupled with a more attractive risk/return profile.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 17, 2021 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Municipal Bond Fund $10,000 $9,208 $9,202 $9,570 $9,748 Bloomberg Municipal Bond Index $10,000 $9,288 $9,334 $9,583 $9,777 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Strategic Advisers® Municipal Bond Fund 1.87% -0.64% Bloomberg Municipal Bond Index 2.03% -0.57% A From June 17, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,096,081,842
Holdings Count | shares	7,064
Advisory Fees Paid, Amount	$ 9,860,595
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$12,096,081,842
Number of Holdings	7,064
Total Advisory Fee	$9,860,595
Portfolio Turnover	35%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 15.4 Transportation 15.1 Health Care 9.7 Special Tax 8.7 Others(Individually Less Than 5%) 20.5 69.4 AAA 3.6 AA 24.3 A 22.1 BBB 9.3 BB 1.8 B 0.4 CCC,CC,C 0.0 D 0.0 Not Rated 8.0 Equities 27.5 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.6 AA - 24.3 A - 22.1 BBB - 9.3 BB - 1.8 B - 0.4 CCC,CC,C - 0.0 D - 0.0 Not Rated - 8.0 Equities - 27.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 7.4 California 6.7 Illinois 6.1 Texas 5.2 Florida 3.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Class Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Trading Symbol	FGOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, the Select Emerging Markets Equity mandate from sub-adviser FIAM® (+10%) and the Global Emerging Markets strategy from sub-adviser FIL® (+8%) were the biggest detractors versus the benchmark.
•Security selection in South Korea - primarily among semiconductor companies - as well as in China and Brazil, weighed on the performance of FIAM Select Emerging Markets.
•Meanwhile, stock picks, coupled with a large underweight in China, caused FIL Global Emerging Markets to underperform given that the Chinese equity market outpaced the broader benchmark this period.
•Fidelity® SAI Emerging Markets Value Index Fund (+11%) also hurt the broader Fund's relative result this period. Investment choices in China, along with a lack of exposure to that market, proved detrimental.
•On the positive side, Fidelity Advisor® China Region Fund (+16%) was the only relative contributor of note this period. This fund benefited from the tailwind of strong performance in China, along with security selection in that market.
•In terms of notable positioning changes, in October, we transitioned the Fund's investment in Fidelity Advisor® Emerging Markets Fund into a sub-advised mandate run by FIAM pursuing the same underlying investment strategy. This sub-advisory arrangement gives the Fund the additional benefits of cost savings and greater investment capacity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 30, 2018 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Fidelity® Emerging Markets Fund $10,000 $10,863 $10,691 $16,384 $12,878 $12,070 $13,986 $15,400 MSCI Emerging Markets Index $10,000 $10,775 $10,305 $15,562 $12,478 $11,422 $12,841 $14,511 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® Emerging Markets Fund 10.11% 7.57% 6.77% MSCI Emerging Markets Index 13.01% 7.09% 5.81% A From October 30, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 25,037,177,963
Holdings Count | shares	288
Advisory Fees Paid, Amount	$ 38,070,603
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$25,037,177,963
Number of Holdings	288
Total Advisory Fee	$38,070,603
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 14.0 Information Technology 12.8 Consumer Discretionary 8.4 Communication Services 6.4 Industrials 5.0 Materials 3.0 Consumer Staples 2.3 Energy 2.2 Health Care 2.1 Real Estate 0.4 Utilities 0.3 Common Stocks 56.9 International Equity Funds 38.4 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 56.9 International Equity Funds - 38.4 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 43.7 China 16.2 Taiwan 8.6 India 8.0 Korea (South) 4.8 Brazil 3.8 Mexico 2.8 South Africa 2.7 Indonesia 1.1 Others 8.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 43.7 China - 16.2 Taiwan - 8.6 India - 8.0 Korea (South) - 4.8 Brazil - 3.8 Mexico - 2.8 South Africa - 2.7 Indonesia - 1.1 Others - 8.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 21.9 Fidelity SAI Emerging Markets Index Fund 9.8 Fidelity SAI Emerging Markets Low Volatility Index Fund 6.1 Taiwan Semiconductor Manufacturing Co Ltd 6.0 Tencent Holdings Ltd 3.9 Invesco Government & Agency Portfolio Institutional Class 3.4 Samsung Electronics Co Ltd 2.2 Naspers Ltd Class N 1.3 HDFC Bank Ltd/Gandhinagar 1.2 Bank Central Asia Tbk PT 0.9 56.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Class Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Trading Symbol	FCTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, the Value Discovery (+7%) and Sector Managed (+11%) mandates from sub-adviser FIAM® were the biggest relative detractors.
•Value-oriented equities substantially lagged their growth counterparts this period, creating a stylistic headwind for FIAM® Value Discovery. An underweight in the consumer discretionary and information technology sectors, along with security selection among health care companies, notably hurt.
•FIAM® Sector Managed is a sector-neutral strategy with dedicated sector specialists making stock picks. Given the growth-driven backdrop, we expected this strategy to perform better than it did. Investment choices among technology and financial stocks pressured its performance.
•A comparatively small investment in the Intrinsic Opportunities (+1%) mandate from FIAM also pressured the broader Fund's performance. This strategy emphasizes mid- and small-cap stocks, along with a value bias, all of which detracted.
•On the plus side, the U.S. Equity strategy from FIAM (+17%) was the top contributor versus the benchmark the past 12 months. This relative-value approach did better than expected in a growth-fueled equity market, thanks to picks in the industrials and health care sectors.
•Fidelity® SAI U.S. Momentum Index Fund (+23%) also added value, given that that momentum, as an investment factor, performed well during most of the reporting period.
•Fidelity® Contrafund® (+18%) rounded out the group of leading relative contributors, aided by its momentum bias. Under the hood, a large overweight stake in Meta Platforms, the parent of Facebook, fueled its result, along with stock picks among technology and consumer discretionary companies.
•In terms of notable positioning changes, we funded the Select U.S. Equity mandate from FIAM in December 2024. For this strategy, the manager invests in stocks that Fidelity's analysts have rated as buys, then overlays risk-control factors in an effort to maximize research insights and minimize other influences.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2018 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Fidelity® U.S. Total Stock Fund $10,000 $9,960 $9,956 $11,136 $16,328 $15,536 $16,072 $20,883 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,039 $10,283 $11,445 $16,478 $15,820 $16,123 $20,586 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® U.S. Total Stock Fund 11.30% 15.86% 12.42% Dow Jones U.S. Total Stock Market Index℠ 13.02% 15.24% 12.44% A From March 20, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 156,716,839,449
Holdings Count | shares	1,883
Advisory Fees Paid, Amount	$ 165,960,679
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$156,716,839,449
Number of Holdings	1,883
Total Advisory Fee	$165,960,679
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 11.2 Financials 9.5 Industrials 7.1 Health Care 5.3 Consumer Discretionary 4.0 Communication Services 3.8 Consumer Staples 3.5 Energy 2.8 Materials 1.4 Utilities 1.3 Real Estate 1.0 Common Stocks 50.3 Domestic Equity Funds 47.6 Bonds 1.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 50.3 Domestic Equity Funds - 47.6 Bonds - 1.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.9 Canada 0.8 United Kingdom 0.8 Netherlands 0.3 Germany 0.2 France 0.1 Zambia 0.1 Japan 0.1 Taiwan 0.1 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.9 Canada - 0.8 United Kingdom - 0.8 Netherlands - 0.3 Germany - 0.2 France - 0.1 Zambia - 0.1 Japan - 0.1 Taiwan - 0.1 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI U.S. Quality Index Fund 11.0 Fidelity Growth Company Fund 9.5 Fidelity Advisor Magellan Fund - Class Z 5.7 Fidelity SAI U.S. Low Volatility Index Fund 4.9 Fidelity Contrafund 3.6 Fidelity SAI U.S. Value Index Fund 2.9 Fidelity Advisor Blue Chip Growth Fund - Class Z 2.6 Microsoft Corp 2.6 Fidelity Extended Market Index Fund 2.4 NVIDIA Corp 2.3 47.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.

Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Short Duration Fund
Class Name	Strategic Advisers® Short Duration Fund
Trading Symbol	FAUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending May 31, 2025, helped in the first half of the period by the Federal Reserve's pivot to cutting its policy interest rate, and in the period's second half by a modest rotation out of U.S. equities into fixed-income investments.
•The Fund's investments are organized into three categories: money market/low volatility; low duration (averaging less than one year); and short-term (an average duration of one to two years).
•As a group, the portfolio's short-term managers led the way, outpacing the broader Fund's benchmark due to their greater sensitivity to declining interest rates.
•Sub-adviser T. Rowe Price (+6.5%) was the top relative contributor among short-term managers, fueled by its longer-duration portfolio and corporate credit holdings. Sub-adviser FIAM (+5.5%) also was another plus, aided by the relatively high yields of its positions in structured credit and commercial mortgage-backed securities.
•A handful of funds in the low-duration group also added value, including T. Rowe Price Ultra Short-Term Bond Fund (+5.7%) and the iShares® 1-3 Year Treasury Bond ETF (+5.5%).
•There were no relative detractors of note for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE May 31, 2015 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Short Duration Fund $10,000 $10,064 $10,235 $10,378 $10,664 $10,931 $11,134 $10,963 $11,239 $11,887 $12,558 FTSE® 6-Month U.S. Treasury Bill Index $10,000 $10,022 $10,073 $10,200 $10,436 $10,639 $10,662 $10,680 $11,033 $11,657 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,299 $10,462 $10,423 $11,090 $12,134 $12,085 $11,091 $10,854 $10,995 $11,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Short Duration Fund 5.65% 2.81% 2.30% FTSE® 6-Month U.S. Treasury Bill Index 5.09% 2.86% 2.05% Bloomberg U.S. Aggregate Bond Index 5.46% -0.90% 1.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,850,980,906
Holdings Count | shares	1,185
Advisory Fees Paid, Amount	$ 1,565,590
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,850,980,906
Number of Holdings	1,185
Total Advisory Fee	$1,565,590
Portfolio Turnover	86%

Holdings [Text Block]	Short-Term Funds 49.9 Corporate Bonds 19.8 U.S. Treasury Obligations 9.5 Asset-Backed Securities 8.3 Fixed-Income Funds 6.3 CMOs and Other Mortgage Related Securities 2.2 U.S. Government Agency - Mortgage Securities 1.3 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Short-Term Funds - 49.9 Corporate Bonds - 19.8 U.S. Treasury Obligations - 9.5 Asset-Backed Securities - 8.3 Fixed-Income Funds - 6.3 CMOs and Other Mortgage Related Securities - 2.2 U.S. Government Agency - Mortgage Securities - 1.3 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PIMCO Short-Term Fund Institutional Class 11.6 JPMorgan Ultra-Short Income ETF 11.6 US Treasury Notes 8.8 Baird Ultra Short Bond Fund Institutional Class 7.3 Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR 6.6 T. Rowe Price Ultra Short-Term Bond Fund 5.7 iShares 1-3 Year Treasury Bond ETF 4.3 iShares Ultra Short Duration Bond Active ETF 3.5 iShares Short Treasury Bond ETF 2.2 Baird Short-Term Bond Fund Institutional Class 2.0 63.6
Strategic Advisers U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® U.S. Total Stock Fund
Class Name	Strategic Advisers® U.S. Total Stock Fund
Trading Symbol	FSAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, sub-adviser JPMorgan (+3.5%) was the biggest detractor versus the benchmark. Early in the review period, this strategy's large-cap bias failed to keep pace in an environment where investors favored small- and mid-cap stocks. More specifically, the manager's sector-neutral core approach was hurt by stock selection among information technology and consumer-related companies
•Comparatively small allocations to the three other sub-advisers pressured the fund's relative result more modestly. These included the Small/Mid Cap Growth mandate from GW&K (-4%), the U.S. SMID-Cap Value strategy from AllianceBernstein (-3%) and the U.S. SMID-Cap Quality Focus mandate from Geode (+2%). During the period, mid- and large-cap growth stocks far outpaced small- and SMID-cap equities, proving to be a significant headwind for this group of sub-advisers.
•On the plus side, sub-adviser Loomis Sayles (+14%) and a different strategy from AllianceBernstein (+8%) notably aided the Fund's relative performance. The former was propelled by its opportunistic, concentrated-growth approach. It's noteworthy that Loomis was one of the few managers within the broader portfolio that had a large position in electric-vehicle maker Tesla, whose stock rose about 57% this period. As for AllianceBernstein, investment choices in the industrials and health care sectors notably helped its all-weather strategy, which incorporates momentum and quality factors.
•D.E. Shaw (+9%), which runs a quantitatively driven, enhanced-index strategy focused on large-cap core stocks, also was advantageous.
•Following the merger of Strategic Advisers Large Cap Fund and Strategic Advisers Small Mid-Cap Fund into this Fund, we increased the portfolio's allocation to core managers and moved away from value- and growth-focused strategies. We also consolidated the portfolio, emphasizing managers in which we have the greatest conviction, while reducing the Fund's index-tracking, risk-management positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE May 31, 2015 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® U.S. Total Stock Fund $10,000 $9,890 $11,692 $13,398 $13,720 $15,390 $22,246 $21,707 $22,482 $29,280 $32,787 Strategic Advisers® U.S. Total Stock Fund Linked Index $10,000 $9,890 $10,172 $11,948 $13,667 $14,184 $16,005 $22,458 $22,391 $29,540 $33,486 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,012 $11,780 $13,557 $13,886 $15,456 $22,251 $21,362 $21,773 $27,799 $31,418 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® U.S. Total Stock Fund 11.97% 16.33% 12.61% Strategic Advisers® U.S. Total Stock Fund Linked Index 13.36% 15.91% 12.85% Dow Jones U.S. Total Stock Market Index℠ 13.02% 15.24% 12.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 76,290,472,783
Holdings Count | shares	2,708
Advisory Fees Paid, Amount	$ 122,662,490
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$76,290,472,783
Number of Holdings	2,708
Total Advisory Fee	$122,662,490
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.4 Financials 13.5 Consumer Discretionary 8.9 Health Care 8.5 Industrials 8.4 Communication Services 7.5 Consumer Staples 4.4 Energy 2.6 Utilities 2.0 Materials 1.8 Real Estate 1.5 Common Stocks 81.4 Domestic Equity Funds 16.4 Bonds 1.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 81.4 Domestic Equity Funds - 16.4 Bonds - 1.3 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 98.3 Canada 0.5 Netherlands 0.3 United Kingdom 0.2 Ireland 0.1 Taiwan 0.1 Grand Cayman (UK Overseas Ter) 0.1 Switzerland 0.1 Bermuda 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Canada - 0.5 Netherlands - 0.3 United Kingdom - 0.2 Ireland - 0.1 Taiwan - 0.1 Grand Cayman (UK Overseas Ter) - 0.1 Switzerland - 0.1 Bermuda - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 5.1 NVIDIA Corp 4.7 Fidelity Growth Company Fund 4.5 Fidelity SAI U.S. Quality Index Fund 3.6 Apple Inc 3.6 Amazon.com Inc 3.1 Fidelity Extended Market Index Fund 3.1 Meta Platforms Inc Class A 2.1 Fidelity SAI U.S. Large Cap Index Fund 1.9 Broadcom Inc 1.4 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Strategic Advisers® Large Cap Fund and Strategic Advisers® Small-Mid Cap Fund merged into Strategic Advisers® U.S. Total Stock Fund on August 16, 2024.
Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Adviser [Text Block]	Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Core Income Fund
Class Name	Strategic Advisers® Fidelity® Core Income Fund
Trading Symbol	FIWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending May 31, 2025, helped in the first half of the period by the Federal Reserve's pivot to cutting its policy interest rate, and in the period's second half by a modest rotation out of U.S. equities into fixed-income investments.
•Against this backdrop, Fidelity® SAI Total Bond Fund and the Core Investment Grade mandate from sub-adviser FIAM® each gained about 6% and contributed most versus the benchmark. Both managers benefited from having less interest-rate sensitivity than the broader Fund's benchmark.
•Additionally, each was helped by having exposure to short-term U.S. Treasurys, in an environment where yields declined, and prices rose in response to Fed rate cuts. Fidelity® SAI Total Bond Fund received a further boost from leveraged loan and high-yield corporate bond allocations, two segments of the fixed-income market that outperformed.
•The Fixed Income Securitized mandate from FIAM (+6%) also added value versus the benchmark this period, primarily benefiting from overweight in high-quality, mortgage-backed securities. A small position in Fidelity® Real Estate Income Fund (+9%) was modestly advantageous as well.
•On the downside, Fidelity® SAI Long-Term Treasury Bond Index Fund (-1%) was the only material relative detractor this period. U.S. Treasury holdings are held in the portfolio primarily for liquidity and hedging purposes. This period, however, they posted negative returns amid rising long-maturity bond yields.
•In terms of notable positioning changes this period, in March, we added the newly launched Fidelity® SAI Enhanced Core Bond Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 16, 2018 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Fidelity® Core Income Fund $10,000 $10,660 $11,613 $11,973 $11,085 $10,861 $11,111 $11,781 Bloomberg U.S. Aggregate Bond Index $10,000 $10,712 $11,721 $11,674 $10,714 $10,484 $10,621 $11,201 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® Core Income Fund 6.03% 0.29% 2.50% Bloomberg U.S. Aggregate Bond Index 5.46% -0.90% 1.73% A From October 16, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 75,893,003,181
Holdings Count | shares	6,494
Advisory Fees Paid, Amount	$ 29,699,605
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$75,893,003,181
Number of Holdings	6,494
Total Advisory Fee	$29,699,605
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.1 AAA 4.7 AA 0.2 A 3.9 BBB 9.1 BB 0.9 B 0.3 CCC,CC,C 0.0 D 0.0 Not Rated 3.9 Equities 47.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 33.1 AAA - 4.7 AA - 0.2 A - 3.9 BBB - 9.1 BB - 0.9 B - 0.3 CCC,CC,C - 0.0 D - 0.0 Not Rated - 3.9 Equities - 47.9 Short-Term Investments and Net Other Assets (Liabilities) - (4.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Fixed-Income Funds 47.2 U.S. Government Agency - Mortgage Securities 19.7 U.S. Treasury Obligations 13.4 Corporate Bonds 12.9 CMOs and Other Mortgage Related Securities 5.5 Asset-Backed Securities 4.3 Short-Term Funds 0.7 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Options 0.1 Others 0.0 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 47.2 U.S. Government Agency - Mortgage Securities - 19.7 U.S. Treasury Obligations - 13.4 Corporate Bonds - 12.9 CMOs and Other Mortgage Related Securities - 5.5 Asset-Backed Securities - 4.3 Short-Term Funds - 0.7 Preferred Securities - 0.1 Foreign Government and Government Agency Obligations - 0.1 Options - 0.1 Others - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (4.0)% United States 95.6 Grand Cayman (UK Overseas Ter) 1.3 United Kingdom 0.7 Ireland 0.4 Canada 0.4 Germany 0.2 France 0.2 Mexico 0.2 Italy 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 Grand Cayman (UK Overseas Ter) - 1.3 United Kingdom - 0.7 Ireland - 0.4 Canada - 0.4 Germany - 0.2 France - 0.2 Mexico - 0.2 Italy - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Total Bond Fund 22.7 US Treasury Notes 9.8 Fidelity SAI U.S. Treasury Bond Index Fund 7.2 Fannie Mae Mortgage pass-thru certificates 6.4 Ginnie Mae II Pool 5.6 Fidelity SAI Intermediate Treasury Bond Index Fund 4.3 Freddie Mac Gold Pool 3.9 US Treasury Bonds 3.6 Uniform Mortgage Backed Securities 3.2 Fidelity SAI Long-Term Treasury Bond Index Fund 2.9 69.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Tax-Sensitive Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Class Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Trading Symbol	FGNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. municipal bonds produced a modest gain for the 12 months ending May 31, 2025, helped in the period's first half by the Federal Reserve's pivot to cutting its policy interest rate, but buffeted since late 2024 by heavy tax-exempt supply, as well as by fund outflows amid broader market volatility.
•Against this backdrop, all the Fund's sub-advisers notably contributed versus the benchmark.
•More specifically, Allspring, T. Rowe Price and the Limited Term mandate from FIAM® each gained about 4%, benefiting from favorable interest rate positioning, along with tightening yield spreads among short-term municipal bonds.
•The Conservative Income strategy from FIAM® also rose about 4% and helped as well. This manager added value by having greater interest-rate sensitivity than the broader benchmark, in addition to beneficial yield-curve positioning. Security selection in the housing, prepaid gas and airport segments of the municipal market proved advantageous as well.
•Allocations to Fidelity® Money Market Government Portfolio (+4.6%) and Vanguard Ultra Short-Term Tax-Exempt Fund (+4%) were further modest relative contributors.
•There were no relative detractors of note for the reporting period.
•From a positioning standpoint, most of the Fund's underlying managers added higher-quality securities to their portfolios, seeking to capitalize on relatively high yields, coupled with a more attractive risk/return profile.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 28, 2017 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Tax-Sensitive Short Duration Fund $10,000 $10,039 $10,258 $10,416 $10,521 $10,432 $10,634 $11,023 $11,458 Strategic Advisers Tax Sensitive Short Duration Composite Index℠ $10,000 $10,059 $10,239 $10,406 $10,444 $10,425 $10,626 $10,997 $11,363 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,064 $10,305 $10,560 $10,643 $10,508 $10,591 $10,919 $11,325 Bloomberg Municipal Bond Index $10,000 $9,972 $10,610 $11,032 $11,555 $10,770 $10,823 $11,112 $11,337 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Tax-Sensitive Short Duration Fund 3.94% 1.92% 1.85% Strategic Advisers Tax Sensitive Short Duration Composite Index℠ 3.33% 1.78% 1.74% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.72% 1.41% 1.69% Bloomberg Municipal Bond Index 2.03% 0.55% 1.70% A From December 28, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,416,349,076
Holdings Count | shares	1,339
Advisory Fees Paid, Amount	$ 2,401,683
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,416,349,076
Number of Holdings	1,339
Total Advisory Fee	$2,401,683
Portfolio Turnover	70%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 19.1 Health Care 10.8 Transportation 9.9 Synthetics 6.3 Electric Utilities 5.9 Other 5.8 Housing 5.7 Industrial Development 5.4 Others(Individually Less Than 5%) 16.6 85.5 AAA 5.3 AA 30.5 A 30.5 BBB 8.4 Not Rated 7.5 Equities 10.4 Short-Term Investments and Net Other Assets (Liabilities) 7.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.3 AA - 30.5 A - 30.5 BBB - 8.4 Not Rated - 7.5 Equities - 10.4 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.6 New York 6.7 Illinois 5.2 Pennsylvania 4.0 Florida 4.0